SIGNIFICANT ACCOUNTING POLICIES (Tables)	12 Months Ended
Dec. 31, 2025
SIGNIFICANT ACCOUNTING POLICIES
Schedule of consolidated financial statements with intercompany balances and transactions eliminated between the VIE and its subsidiaries

	As of December 31,
	2024	2025

	(HK$ in thousands)
Total assets	496,776	619,212
Total liabilities	186,802	188,902

	Year ended December 31,
	2023	2024	2025

	(HK$ in thousands)
Total operating revenue	301,087	244,315	305,968
Net income	97,248	54,087	83,530

	Year ended December 31,
	2023	2024	2025

	(HK$ in thousands)
Net cash (used in)/generated from operating activities	(11,798)	(2,222)	255
Net cash used in investing activities	(6,818)	(5,556)	(6,338)
Net cash generated from financing activities	—	—	6,643
Effect of exchange rate changes on cash, cash equivalents and restricted cash	123	(282)	165
Net (decrease)/increase in cash, cash equivalents and restricted cash	(18,493)	(8,060)	725
Cash, cash equivalents and restricted cash at beginning of the year	32,801	14,308	6,248
Cash, cash equivalents and restricted cash at end of the Year	14,308	6,248	6,973